Financial Highlights	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Financial Highlights [Abstract]
Financial Highlights

6. FINANCIAL HIGHLIGHTS

Per unit operating performance for Series 1, Series 2, Series 3 and Series 4 Units is calculated based on Unitholders’ Trust capital for each Series taken as a whole utilizing the beginning and ending net asset value per unit and weighted average number of Units during the period. Weighted average number of Units for each Series is detailed below:

	Three months ended September 30,		Nine months ended September 30,		Date of first issuance
	2015	2014	2015	2014

Series 1	178,555.093	213,880.956	186,632.986	234,187.443	July 23, 2001
Series 2	39.121	39.111	39.121	82.295	April 1, 2010
Series 3	14,129.372	15,568.745	14,273.977	17,253.798	September 1, 2009
Series 4	2,540.451	2,200.654	2,482.760	2,193.473	November 1, 2010

7.  FINANCIAL HIGHLIGHTS

Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders’ trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,			Date of first issuance
	2014	2013	2012

Series 1	226,646.771	349,050.340	512,141.713	July 23, 2001
Series 2	71.411	186.285	228.982	April 1, 2010
Series 3	16,444.909	24,444.217	26,798.935	September 1, 2009
Series 4	2,198.058	1,861.921	1,241.673	November 1, 2010

Returns and ratios are calculated for each Series taken as a whole. An individual Unitholder’s per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder’s brokerage fee (for Series 1) custodial fee (for Series 2), management fee (for Series 2 and 3) and profit share allocation arrangements.